Contingencies (Details) - False and Misleading Statements and Failure to Disclosure Adverse Information [Member]		12 Months Ended
	May 05, 2016 allegation	Jan. 31, 2018 defendant	May 05, 2014 claim
Loss Contingencies [Line Items]
Number of pending actions | claim			3
Number of allegations dismissed in claim	78
Number of allegations in claim	91
Former Executive Officer [Member]
Loss Contingencies [Line Items]
Number of defendants | defendant		2